COMMITMENTS AND CONTINGENCIES (Details Narrativec) - USD ($)			1 Months Ended					3 Months Ended		12 Months Ended
	Dec. 03, 2024	Jul. 02, 2024	Jan. 23, 2024	Nov. 21, 2023	Jun. 26, 2022	Jun. 25, 2022	Jul. 31, 2021	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2024	Jul. 31, 2024
Description for advisory agreement							As consideration for services rendered, and successful Nasdaq listing, the Company paid $100,000. The $100,000 bonus was incurred and settled within 2022. Finally, the Consultant received a total of 10,000 shares of the Company’s common stock, 2,000 of such shares that have been previously issued pursuant to previous agreements and additional 15,258 shares that were issued on February 2, 2023, based on the amendment signed on February 1, 2023
Stock based compensation								$ 0	$ 108,297	$ 2,383	$ 323,957
Payment of additional tax								$ 99,644		$ 99,644
Awarded shares		240,000								240,000
Additional stock consideration		$ 264,000		$ 501,600						$ 264,000
Settelment amount												$ 37,993	$ 37,880
Complementary compensation Shares								440,000		440,000
Purchase price			$ 637,080
Research and Development costs								$ 15,629
General And Administrative Expense [Member] | National Medicines Agency [Member]
Stock based compensation								$ 245,310	$ 231,750	$ 994,160	77,250
Imposed fine										16,214
DOC Pharma S.A. [Member]
Research and Development costs										17,550
Cloud Pharm PC [Member]
Research and Development costs	$ 15,743									$ 0	$ 164,859
Phase 1 [Member]
Project cost					$ 838,450	$ 838,450
Phase 2 [Member]
Project cost					$ 907,084	$ 907,084
Four Third Party Consultants [Member]
Awarded shares				970,000
Awarded share value				$ 999,100